Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000157127 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157127 [Member] | Negotiable Bank Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000157127 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000157127 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000157127 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000000266 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000266 [Member] | Negotiable Bank Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000266 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000266 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000000266 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000000265 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000265 [Member] | Negotiable Bank Certificates Of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000265 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000000265 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000000265 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%